Deferred Policy Acquisition Costs - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred Policy Acquisition Costs Disclosures [Abstract]
Amortization of DAC related to unlocks	$ (17)	$ (69)	$ 21
Other decrease in amortization	$ (43)	$ (13)	$ (75)